Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Commitments And Contingent Liabilities Text Block Abstract
Schedule of future payments for employment agreements
Amount
Twelve months ending June 30:
2023	$1,250,035
2024	838,984
2025	820,002
2026	136,667
Total minimum payment required	$3,045,688

Schedule of capital expenditure commitments
		Payments Due by Period
			Less than	1-3	4-5	More than
Contractual Obligations	Nature	Total	1 year	years	years	5 years
Service fee commitments	(a)	$396,320	$339,703	$56,617	$-	$-
Operating lease commitments	(b)	2,958,414	2,096,585	834,442	27,387	-
Purchase commitments	(c)	3,106,786	3,106,786	-	-	-
		$6,461,520	$5,543,074	$891,059	$27,387	$-